Operations Classified as Held for Sale - Narrative (Details) € in Millions, $ in Millions	Jan. 13, 2022 USD ($)	Jan. 13, 2022 EUR (€)	Oct. 14, 2021
Telefónica Centroamérica Inversiones ,S.L. | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)			60.00%
Telefónica Centroamérica Inversiones ,S.L. | Corporacion Multi Inversiones, SA
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)			40.00%
Telefónica El Salvador | General International Telecom El Salvador, S.A. De C.V. | Telefónica Centroamérica Inversiones ,S.L.
Disclosure of subsidiaries [line items]
Proportion of voting equity transferred (as a percent)	9930.00%	9930.00%
Consideration received	$ 139	€ 121